Accrued expenses and other liabilities (Details) - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accrued expenses and other liabilities
Accruals	€ 320.8	€ 445.5	€ 348.0
Indirect tax and duties	709.0	648.4	576.4
Unearned Revenue	1,962.3	1,408.3	1,332.8
Total accrued expenses and other liabilities	€ 2,992.1	€ 2,502.2	€ 2,257.2